Nature of Operations and Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Computer Software, Amortization	$ 0.9	$ 1.6	$ 1.9
Advertising Expense	$ 4.8	$ 3.6	$ 2.8
Maximum Additional Tax Rate On Distribution Of Dividends	10.00%
Tax Contingencies Settlement Percentage	50.00%
Weighted Average Number Diluted Shares Outstanding Adjustment (in shares)	964,123	520,605	550,121
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			400
Stratasys Shareholders [Member]
Equity Method Investment, Ownership Percentage	55.00%
Objet Shareholders [Member]
Equity Method Investment, Ownership Percentage	45.00%
Foreign Company [Member]
Maximum Additional Tax Rate On Distribution Of Dividends	25.00%